Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2012	$ 3,615	$ 12,765,616	$ (9,353,207)	$ 3,416,024
Beginning Balance (in Shares) at Dec. 31, 2012	36,149,985
Common shares for acquisition	$ 84	1,118,089		1,118,173
Common shares for acquisition (in Shares)	835,810
Common shares for payment of goods and services	$ 79	553,281		553,360
Common shares for payment of goods and services (in Shares)	793,679
Common shares for note conversion	$ 94	469,906		470,000
Common shares for note conversion (in Shares)	940,000
Warrants issued in conjunction with note conversion		392,170		392,170
Common shares for cash, net	$ 936	8,177,535		$ 8,178,471
Common shares for cash, net (in Shares)	9,357,578			9,357,578
Share-based compensation		1,065,288		$ 1,065,288
Warrants and options exercised	$ 76	$ (76)		(0)
Warrants and options exercised (in shares)	757,864
Net loss			$ (4,013,127)	(4,013,127)
Ending Balance at Dec. 31, 2013	$ 4,884	$ 24,541,809	$ (13,366,334)	11,180,359
Ending Balance (in Shares) at Dec. 31, 2013	48,834,916
Common shares for acquisition	$ 20	210,893		$ 210,913
Common shares for acquisition (in Shares)	204,750
Warrants issued in conjunction with note conversion
Common shares for Series AA Preferred conversion	$ 261	1,171,114		$ 1,171,375
Common shares for Series AA Preferred conversion (in Shares)	2,605,513
Premium on Series AA Preferred conversion to common shares		2,243,410	$ (2,243,410)
Share-based compensation	$ 5	2,046,069		$ 2,046,074
Share-based compensation (in Shares)	47,606			47,606
Warrants and options exercised	$ 634	3,071,536		$ 3,072,170
Warrants and options exercised (in shares)	6,340,775
Net loss			$ (6,488,499)	(6,488,499)
Ending Balance at Dec. 31, 2014	$ 5,804	33,284,831	$ (22,098,243)	11,192,392
Ending Balance (in Shares) at Dec. 31, 2014	58,033,560
Common shares for cash, net	$ 1,102	3,545,946		3,547,048
Common shares for cash, net (in Shares)	11,021,170
Share-based compensation	$ 72	630,028		$ 630,100
Share-based compensation (in Shares)	722,487			722,487
Warrants and options exercised	$ 100	(100)
Warrants and options exercised (in shares)	999,667
Net loss			$ (2,054,552)	$ (2,054,552)
Ending Balance at Jun. 30, 2015	$ 7,078	$ 37,460,705	$ (24,152,795)	$ 13,314,988
Ending Balance (in Shares) at Jun. 30, 2015	70,776,884